RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
	Aug. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Mar. 28, 2023
Disclosure of transactions between related parties [line items]
Directors' remuneration expense		$ 1	$ 1	$ 1	$ 1
Purchase of financial assets		(209)	(111)	(387)	(343)
Australian Regulated Utility Operation
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate	7.90%
Proceeds from sales of interests in associates	$ 435
Gains (losses) recognised	30
Reclassification adjustments on exchange differences on translation, net of tax	$ 28
Revolving credit facility with Brookfield
Disclosure of transactions between related parties [line items]
Credit facility, maximum borrowing capacity		1,000		1,000
Subsidiary and corporate borrowings		$ 0	0	$ 0	0	$ 0
Borrowings, adjustment to interest rate basis		1.90%		1.90%
Brookfield
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions		$ 165		$ 165		300
Deposit balance		0		0		0
Interest expense, related party transactions		0	0	0	0
Credit facility, maximum borrowing capacity		1,000		1,000
Subsidiary of Common Parent (Brookfield)
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions		25		25		35
Interest expense, related party transactions		8		16
Subsidiary and corporate borrowings							$ 500
Corporate borrowings, related party transactions		140		140		110
Borrowings, adjustment to interest rate basis							2.10%
Subsidiary of Common Parent (Brookfield) | Brookfield Office Properties Inc.
Disclosure of transactions between related parties [line items]
Right-of-use assets		12		$ 12		12
Service Provider
Disclosure of transactions between related parties [line items]
Asset management fee as percent per quarter				0.3125%
Asset management fee, percent				1.25%
Revenue from sale of goods, related party transactions		89	106	$ 183	206
Amounts payable, related party transactions		87		87		$ 97
Revenue from sale of goods, related party transactions		2	7	5	9
Related party expenses		$ 32	$ 34	$ 65	$ 69